Cash ,Cash Equivalents and Short-Term Bank Deposits	12 Months Ended
Dec. 31, 2022
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Cash ,Cash Equivalents and Short-Term Bank Deposits

23.	CASH, CASH EQUIVALENTS AND SHORT-TERM BANK DEPOSITS

	December 31, 2022	December 31, 2021
Short-term deposits	53,090	86,718
Current bank accounts	34,746	18,485
Cash in transit	3,043	2,803
Petty cash	2	31
Allowance for expected credit losses	(412)	—

Cash and cash equivalents	90,469	108,037

Short-term bank deposits with maturity exceeding 3 months	—	17,954
Cash, cash equivalents and short-term bank deposits	90,469	125,991

Set out below is the movement in the allowance for expected credit losses of cash and cash equivalents:

	2022	2021
Balance at the beginning of the year	—	—
Allowance for expected credit losses	(412)	—

Balance at the end of the year	(412)	—

Cash and cash equivalents held by the Group’s credit institutions that require a government license to operate as of December 31, 2022 was 13,061 (as of December 31, 2021: 1,030).
Short-term deposits are made for varying periods of between one day and three months, depending on the immediate cash requirements of the Group, and earn interest at the respective short-term deposit rates.
As of December 31, 2022 and 2021, the expected credit loss related to cash, cash equivalents, and short-term deposits was measured on a
12-month
expected loss basis and reflects the short maturities of the exposures.
Bank deposits with a maturity exceeding 3 months at the date of initial recognition are presented separately from cash equivalents.